DEBTS PAYABLE AND SENIOR SECURED NOTES (Tables)	12 Months Ended
Dec. 31, 2024
DEBTS PAYABLE AND SENIOR SECURED NOTES
Schedule of company's total debts payable

Debts payable
As of January 1, 2023	$480,206
Discounted as of December 31, 2022	598
Debt issuance costs	(1,000)
Debt issuance costs amortized	2,341
Debt issued	66,245
Construction financing	2,024
Senior secured notes premium amortized	(3,018)
Less: extinguishment related to sale of Arizona business	(22,505)
Less: repayment	(52,029)
Less: discounted to fair value	(199)
As of December 31, 2023	472,663
Discounted as of December 31, 2022	199
Senior secured notes premium amortized	(2,867)
Senior secured notes discount	(24,486)
Senior secured notes discount amortized	7,696
Debt issuance costs	(57,188)
Debt issuance costs amortized	14,321
Debt issued	60,583
Construction financing	(38,205)
Less: repayment	(22,242)
Total debts payable as of December 31, 2024	410,474
Total accrued interest payable related to debts payable as of December 31, 2024	$6,881

Schedule of total debt payable

December 31, 2024
Total debt
Total debts payable, undiscounted	$179,992
Senior secured notes, undiscounted	293,250
Total debt obligations	473,242
Less: Unamortized debt issuance costs	(40,092)
Less: Unamortized debt discount	(16,791)
Less: Unamortized debt premium	(5,885)
Total debts payable, net	410,474
Less: current portion	(24,828)
Total long term debts payable, net	$385,646

Schedule of future debt obligations

Future debt obligations (per year)
2025	$24,852
2026	357,139
2027	14,103
2028	2,176
2029	2,352
2030 and beyond	72,620
Total debt obligations	$473,242

Schedule of consolidated net leverage ratio

Fiscal Quarter End	Consolidated Net Leverage Ratio
September 30, 2024	4.65:1.00
December 31, 2024	4.35:1.00
March 31, 2025	4.30:1.00
June 30, 2025	4.20:1.00
September 30, 2025	4.10:1.00
December 31, 2025	3.95:1.00
March 31, 2026	3.90:1.00
June 30, 2026	3.55:1.00
September 30, 2026	3.50:1.00